TRANSAMERICA INVESTORS, INC. (the “Fund”)

On Behalf of Transamerica Premier Funds

Supplement dated August 31, 2006 to the Prospectus dated May 1, 2006

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Transamerica Premier Investor Class Shares

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Balanced Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Effective September 1, 2006, the section entitled “Shareholder Information – Minimum Investment” has been amended as follows:

The minimum initial and minimum subsequent investment requirements have been waived for wrap programs at broker dealer firms having applicable selling and wrap agreements with the Fund, and certain qualified retirement plans, excluding IRAs.

Effective September 1, 2006, the section entitled “Shareholder Information – Redemption Fees” has been amended as follows:

The assessment of redemption fees will be waived for accounts held in wrap programs at broker dealer firms having applicable selling and wrap agreements with the Fund.

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Investors Should Retain This Supplement For Future Use

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